                            [AIM LOGO APPEARS HERE]




                            AIM TAX-EXEMPT CASH FUND

                            SEMIANNUAL REPORT
                            SEPTEMBER 30, 1997

                                                           The Chairman's Letter
                   Dear Fellow Shareholder:

                   AIM Tax-Exempt Cash Fund continued to provide attractive,
     [PHOTO OF     tax-free income during the six months ended September 30,
     Charles T.    1997. At the close of the period, the Fund posted a
       Bauer,      seven-day effective annualized yield of 3.38% and a
    Chairman of    seven-day SEC yield of 3.33%. Translated to its
    the Board of   taxable-equivalent, the Fund's seven-day effective
      THE FUND,    annualized yield was 5.18% based on net asset value and
   APPEARS HERE]   adjusted for the highest marginal federal tax rate of 39.6%.
                   The taxable-equivalent yield is calculated in the same manner as the standard yield with an adjustment for the stated, assumed tax rate.
                      The Fund's 5.18% taxable-equivalent seven-day effective annualized yield, based on net asset value and adjusted for the highest marginal federal tax rate of 39.6%, compared favorable to popular bank money market deposit accounts. The Bank Rate Monitor, which tracks yields on bank money market deposit accounts, reported the seven-day average yield on those accounts stood at 2.61% as of September 30, 1997. Bank money market deposits accounts are insured by the FDIC as to interest and principal. As with any money market mutual fund, an investment in the Fund is neither insured nor guaranteed by the U.S. government, the FDIC, or a bank, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.
   The Fund maintained its strict adherence to an investment discipline of purchasing only securities of superior credit quality. Specifically, the Fund invests only in "Eligible Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940. "Eligible Securities" are securities rated in one of the two highest categories by two nationally recognized statistical rating organizations, or, if unrated, are determined by the Fund's Board of Directors to be of comparable quality to a rated security that meets such quality standards.
   The six-month period ended September 30, 1997, was dominated by concerns that rapid economic growth would prompt the Federal Reserve Board (the Fed) to raise interest rates to contain inflation. That perpetuated volatility in the financial markets. However, there was little evidence of accelerating inflation. For the 12-month period ended September 30, 1997, consumer prices rose just 2.2%, compared to a 3.3% increase for 1996. The absence of inflationary pressures caused the Fed to leave interest rates unchanged during the reporting period.

OUTLOOK
As 1997 draws to a close, economic growth appears to be moderating and inflation remains low. If these conditions persist, it should prove beneficial for the financial markets.
   In October, shortly after the reporting period ended, Fed Chairman Alan Greenspan raised the specter of an interest-rate hike by suggesting in congressional testimony that economic growth had been on an "unsustainable track" and that financial markets reflected an "optimistic outlook." Later in the month, world financial markets were jolted by currency devaluations in Southeast Asia and a dramatic decline in equity markets both here and abroad. The consensus of market watchers was that this market turmoil probably had significantly reduced any potential near-term rate hike, as the Fed would probably not take any action that could destabilize the markets further.
   Whichever direction interest rates move, the tax-free market will possibly lag in its reaction to the change. The abundance of short-term cash in the markets may lead to only a slight change in rates on tax-free money market instruments.
   We are pleased to send you this report on the performance of AIM Tax-Exempt Cash Fund. As always, we welcome your comments about this report or about this Fund. You may reach us by calling Client Services at 800-959-4246 during normal business hours. For automated account information 24 hours a day, call the AIM Investor Line toll free at 800-246-5463.


Respectfully submitted,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

                          ---------------------------
                              AIM Tax-Exempt Cash
                               Fund continued to
                            provide attractive, tax-
                             free income during the
                                six months ended
                              September 30, 1997.
                          ----------------------------

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 1997
(UNAUDITED)

                                 RATING(a)       PAR
                                S&P   MOODY'S   (000)        VALUE
SHORT-TERM MUNICIPAL
SECURITIES-90.91%

ALABAMA-2.61%

Alabama Industrial
  Development Board
  (Industrial Partners
  Project); Variable/Fixed
  Rate Refunding Series 1989
  RB
  4.25% 01/01/07(b)(c)         -      VMIG-1    $1,295    $ 1,295,000
---------------------------------------------------------------------

ALASKA-4.92%

Alaska Housing Finance Corp.;
  General Mortgage Series
  1991 A RB
  4.00% 06/01/26(c)            A-1+   VMIG-1     2,000      2,000,000
---------------------------------------------------------------------
Fairbanks North Star (Borough
  of) Alaska; GO
  8.00% 11/01/97(d)            AAA    Aaa          445        446,539
---------------------------------------------------------------------
                                                            2,446,539
---------------------------------------------------------------------

ARIZONA-5.03%

Maricopa (County of)
  Pollution Control Corp.
  (Arizona Public Services
  Company Palo Verde
  Project); Series 1994 E PCR
  3.85% 05/01/29(b)(c)         A-1+   P-1        2,500      2,500,000
---------------------------------------------------------------------

COLORADO-6.14%

Colorado Housing Finance
  Authority (Grant Plaza
  Project); Multifamily
  Mortgage Series 1991 A RB
  4.175% 11/01/09(b)(c)        -      VMIG-1       800        800,000
---------------------------------------------------------------------
Eagle (County of) Smith Creek
  Metropolitan District;
  Variable Rate Series 1997
  RB
  3.85% 10/01/35(b)(c)         A-1+   -          2,250      2,250,000
---------------------------------------------------------------------
                                                            3,050,000
---------------------------------------------------------------------

GEORGIA-6.04%

Elbert & Bowman (Counties of)
  (Seaboard Farms of
  Elberton); Series 1985 IDR
  4.10% 07/01/05(b)(c)         A-1    -          1,000      1,000,000
---------------------------------------------------------------------
Monroe (County of) Georgia
  Development Authority
  (Oglethorpe Power Corp.);
  Pollution Control Series A RB
  5.35% 01/01/98(d)            AAA    Aaa          500        501,711
---------------------------------------------------------------------
Roswell (City of) Georgia
  Housing Development
  Authority (Azalea Project);
  Multifamily Housing Series
  1996 RB
  4.15% 06/15/25(b)(c)         A-1+   -          1,500      1,500,000
---------------------------------------------------------------------
                                                            3,001,711
---------------------------------------------------------------------

                                 RATING(a)       PAR
                                S&P   MOODY'S   (000)        VALUE
ILLINOIS-9.30%

Cook (County of)
  (Village of South
  Barrington); Variable Rate
  Demand Series 1997 GO
  4.05% 12/01/15(b)(c)         A-1+   -         $2,000    $ 2,000,000
---------------------------------------------------------------------
Illinois Health Facilities
  Authority (Franciscan
  Eldercare Project);
  Adjustable Rate Refunding
  Series 1996 C RB
  4.15% 05/15/26(b)(c)         A-1+   -          1,420      1,420,000
---------------------------------------------------------------------
Illinois Health Facilities
  Authority
  (Rush-Presbyterian-St.
  Luke's Medical Center
  Obligated Group); Series
  1989 A RB
  3.85% 11/20/97(b)            A-1+   VMIG-1     1,200      1,200,000
---------------------------------------------------------------------
                                                            4,620,000
---------------------------------------------------------------------

INDIANA-5.03%

Indianapolis (City of)
  (Children's Museum Project);
  Economic Development
  Floating Rate Series 1995 RB
  3.95% 10/01/25(b)(c)         A-1+   -          1,400      1,400,000
---------------------------------------------------------------------
Indianapolis (City of);
  Local Improvement Series
  1997 A RB
  4.375% 01/08/98              SP-1+  -          1,100      1,101,797
---------------------------------------------------------------------
                                                            2,501,797
---------------------------------------------------------------------

IOWA-7.30%

Iowa Higher Education Loan
  Authority; Private College
  Facility RB
  4.15% 12/01/15(c)(d)         A-1+   VMIG-1     1,119      1,119,000
---------------------------------------------------------------------
Iowa School Corporations
  (Iowa School Cash
  Anticipation Program);
  Warrant Certificates TRAN
  4.25% Series 1997-1998 B
  01/30/98(d) AAA                     -          1,000      1,001,304
---------------------------------------------------------------------
  4.50% Series 1997-1998 A
  06/26/98(d)                  SP-1+  MIG-1      1,500      1,507,423
---------------------------------------------------------------------
                                                            3,627,727
---------------------------------------------------------------------

KANSAS-2.02%

Wichita (City of); Renewal
  and Improvement Series 192
  GO
  4.50% 02/26/98               SP-1+  MIG-1      1,000      1,002,675
---------------------------------------------------------------------

MARYLAND - 1.21%

Maryland Industrial
  Development Financing
  Authority (Liberty Medical
  Center); Variable Rate
  Demand/Fixed Rate 1989
  Issue Refunding RB
  4.15% 07/01/18(b)(c)         -      VMIG-1       600        600,000
---------------------------------------------------------------------

                                 RATING(a)       PAR
                                S&P   MOODY'S   (000)        VALUE
MICHIGAN-2.01%

Michigan State Hospital
  Finance Authority (Hospital
  Equipment Loan Program);
  Adjustable Series 1995 A RB
  4.15% 12/01/23(b)(c)         -      VMIG-1    $  800    $   800,000
---------------------------------------------------------------------
Plymouth (Township of)
  Economic Development Corp.
  (Key International
  Project); Variable Rate
  Demand Series 1984 RB
  3.70% 07/01/04(b)(c)(e)      -      -            200        200,000
---------------------------------------------------------------------
                                                            1,000,000
---------------------------------------------------------------------

MINNESOTA-1.01%

Mankato (City of)
  (Northern States Power Co.
  Project);
  Floating Collateralized
  Series 1985 PCR
  4.25% 03/01/11(c)            AA-    Aa3          500        500,000
---------------------------------------------------------------------

MISSOURI-2.82%

Missouri (State of) Health
  and Education Facilities
  Authority Washington
  University; Series 1996 A RB
  3.90% 09/01/30(c)            A-1+   VMIG-1     1,400      1,400,000
---------------------------------------------------------------------

MONTANA-2.01%

Missoula (County of)
  (Washington Corp. Project);
  Floating Rate Monthly Demand
  Series 1984 IDR
  3.56% 11/01/04(b)(c)(e)      -      -          1,000      1,000,000
---------------------------------------------------------------------

NEVADA-2.01%

Clark (County of) (Nevada
  Power Company Project);
  Refunding Series 1995 C IDR
  4.10% 10/01/30(b)(c)         A-1+   -          1,000      1,000,000
---------------------------------------------------------------------

NEW JERSEY-4.83%

Morris (County of); BAN
  3.57% 12/11/97               SP-1+  MIG-1      2,400      2,398,485
---------------------------------------------------------------------

NEW HAMPSHIRE-2.82%

New Hampshire Higher Education
  and Health Facilities
  Authority; Variable Rate
  Hospital Series 1985 C RB
  4.15% 12/01/25(c)(d)         A-1    -          1,400      1,400,000
---------------------------------------------------------------------

NORTH CAROLINA-2.82%

Alamance (County of)
  Industrial Facilities and
  Pollution Control Financing
  Authority (Science
  Manufacturing, Inc.
  Project); Series 1985 IDR
  3.85% 04/01/15(b)(c)         -      P-1        1,400      1,400,000
---------------------------------------------------------------------

OHIO-0.60%

Delaware (County of)
  (Radiation Sterilizers,
  Inc.); Series 1984 IDR
  3.75% 12/01/04(b)(c)         A-1    -            300        300,000
---------------------------------------------------------------------

                                 RATING(a)       PAR
                                S&P   MOODY'S   (000)        VALUE
OREGON-2.02%

Klamath Falls (City of) (Salt
  Caves Hydroelectric);
  Adjustable/Fixed Refunding
  Series 1986 C RB
  4.50% 05/01/98(f)            SP-1+  -         $1,000    $ 1,003,495
---------------------------------------------------------------------

PENNSYLVANIA-2.01%

Delaware (County of)
  Industrial Development
  Authority (Scotfoam Corp.
  Project); Variable Rate
  Demand Series 1985 IDR
  3.70% 10/01/05(b)(c)(e)      -      -          1,000      1,000,000
---------------------------------------------------------------------

RHODE ISLAND-2.01%

Rhode Island (State of)
  Industrial Facilities
  Authority (Blackstone
  Valley Electric Company);
  Variable Rate Series 1984 RB
  3.80% 12/01/14(b)(c)         A-1    -          1,000      1,000,000
---------------------------------------------------------------------

TENNESSEE-2.45%

Industrial Development Board
  of the Metropolitan
  Government of Nashville &
  Davidson County (Amberwood,
  Ltd. Project); Multifamily
  Housing Series 1993 A RB
  4.38% 07/01/13(b)(c)         -      VMIG-1     1,220      1,220,000
---------------------------------------------------------------------

TEXAS-8.86%

Harris County Health
  Facilities Development
  Corp. (St. Lukes Episcopal
  Hospital); Series 1997 B RB
  3.85% 02/15/27(c)            A-1+   -          2,000      2,000,000
---------------------------------------------------------------------
Houston (City of); Series
  1997 TRAN
  4.50% 06/30/98               SP-1+  MIG-1      1,000      1,004,664
---------------------------------------------------------------------
Trinity River Industrial
  Development Authority
  (Radiation Sterilizers, Inc.
  Project); Variable Rate
  Demand Series 1985 A IDR
  3.75% 11/01/05(b)(c)         A-1    -          1,400      1,400,000
---------------------------------------------------------------------
                                                            4,404,664
---------------------------------------------------------------------

WASHINGTON-1.01%

Industrial Development Corp.
  of Port Townsend (Port
  Townsend Paper Corp.
  Project); Series 1988 A
  Variable Rate Refunding RB
  4.10% 03/01/09(b)(c)         -      VMIG-1       500        500,000
---------------------------------------------------------------------

WISCONSIN-2.02%

Wisconsin (State of); GO
  4.50% 06/15/98               SP-1+  MIG-1      1,000      1,004,411
---------------------------------------------------------------------
Total Short-Term Municipal Securities                      45,176,504
---------------------------------------------------------------------

                                 RATING(a)       PAR
                                S&P   MOODY'S   (000)        VALUE
MASTER NOTE AGREEMENT(g)-2.01%

BROKER/DEALER

Merrill Lynch Mortgage
  Capital Inc.
  6.80% 08/17/98(h)            -      -         $1,000    $ 1,000,000
---------------------------------------------------------------------
COMMERCIAL PAPER(i)(g)-4.01%

ELECTRICAL EQUIPMENT

Sony Capital Corp.
  5.70% 10/23/97               A-1+   P-1        2,000      1,993,033
---------------------------------------------------------------------

                                 RATING(a)       PAR
                                S&P   MOODY'S   (000)        VALUE

REPURCHASE AGREEMENT(g)(j)-0.28%

Goldman, Sachs & Co., Inc.
  6.15% 10/01/97(k)                                       $   136,159
---------------------------------------------------------------------
TOTAL INVESTMENTS-97.21%                                   48,305,696(l)
---------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-2.79%                         1,388,330
---------------------------------------------------------------------
NET ASSETS-100.00%                                        $49,694,026
=====================================================================

Abbreviations:

BAN   -- Bond Anticipation Notes
GO    -- General Obligation Bonds
IDR   -- Industrial Development Revenue Bonds
PCR   -- Pollution Control Revenue Bonds
RB    -- Revenue Bonds
TRAN  -- Tax and Revenue Anticipation Notes


NOTES TO SCHEDULE OF INVESTMENTS:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's").

(b) Secured by a letter of credit.

(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined periodically. Rate shown is the rate in effect on 09/30/97.

(d) Secured by bond insurance.

(e) Unrated; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.

(f) Secured by an escrow fund of U.S. Treasury obligations.

(g) Interest does not qualify as exempt interest for federal tax purposes.

(h) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement generally upon two business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 09/30/97.

(i) Commercial paper traded on a discount basis. In such case the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.

(j) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(k) Joint repurchase agreement entered into 09/30/97 with a maturing value of $1,200,205,000. Collateralized by $1,056,712,000 U.S.
    Government obligations, 3.375% to 14.00% due 12/31/97 to 08/15/26 with an aggregate market value at 09/30/97 of $1,225,197,883.

(l) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1997
(Unaudited)

ASSETS:

Investments, at value (amortized cost)        $   48,305,696
------------------------------------------------------------
Receivables for:
  Fund shares sold                                 1,312,587
------------------------------------------------------------
  Interest                                           358,796
------------------------------------------------------------
Investment for deferred compensation plan             19,609
------------------------------------------------------------
Other assets                                          12,724
------------------------------------------------------------
    Total assets                                  50,009,412
------------------------------------------------------------

LIABILITIES:

Payables for:
  Dividends                                            1,724
------------------------------------------------------------
  Deferred compensation                               19,609
------------------------------------------------------------
  Fund shares reacquired                             218,139
------------------------------------------------------------
Accrued advisory fees                                 14,908
------------------------------------------------------------
Accrued distribution fees                             13,045
------------------------------------------------------------
Accrued administrative service fees                    3,009
------------------------------------------------------------
Accrued transfer agent fees                            7,549
------------------------------------------------------------
Accrued operating expenses                            37,403
------------------------------------------------------------
    Total liabilities                                315,386
------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING   $   49,694,026
============================================================

Capital stock, $.001 par value per share:
  Authorized                                   1,000,000,000
------------------------------------------------------------
  Outstanding                                     49,678,200
============================================================

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                             $         1.00
============================================================

STATEMENT OF OPERATIONS

For the six months ended September 30, 1997
(Unaudited)

INVESTMENT INCOME:

Interest income                                  $1,036,937
-----------------------------------------------------------

EXPENSES:

Advisory fees                                        91,161
-----------------------------------------------------------
Custodian fees                                        4,962
-----------------------------------------------------------
Administrative service fees                          18,309
-----------------------------------------------------------
Directors' fees and expenses                          6,545
-----------------------------------------------------------
Transfer agent fees                                  26,630
-----------------------------------------------------------
Distribution fees                                    65,115
-----------------------------------------------------------
Registration and filing fees                         14,980
-----------------------------------------------------------
Other                                                38,232
-----------------------------------------------------------
      Total expenses                                265,934
-----------------------------------------------------------
Less: Fees waived by advisor                        (39,069)
-----------------------------------------------------------
      Net expenses                                  226,865
-----------------------------------------------------------
Net investment income                               810,072
-----------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT
  SECURITIES:

Net realized gain on sales of investment
  securities                                          6,778
-----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                          3,285
-----------------------------------------------------------
      Net gain on investment securities              10,063
-----------------------------------------------------------
Net increase in net assets resulting from
  operations                                     $  820,135
===========================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 1997 and the year ended March 31, 1997 (Unaudited)

                                                              SEPTEMBER 30,    MARCH 31,
                                                                  1997           1997
                                                              -------------   -----------
OPERATIONS:

  Net investment income                                        $   810,072    $   998,764
-----------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities                6,778          7,711
-----------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities                                                       3,285           (741)
-----------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations         820,135      1,005,734
-----------------------------------------------------------------------------------------
Dividends to shareholders from net investment income              (807,460)      (996,476)
-----------------------------------------------------------------------------------------
Net increase (decrease) from capital stock transactions         (7,198,841)    26,856,591
-----------------------------------------------------------------------------------------
      Net increase (decrease) in net assets                     (7,186,166)    26,865,849
-----------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                           56,880,192     30,014,343
-----------------------------------------------------------------------------------------
  End of period                                                $49,694,026    $56,880,192
=========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                   $49,678,200    $56,877,041
-----------------------------------------------------------------------------------------
  Undistributed net investment income                               36,617         34,005
-----------------------------------------------------------------------------------------
  Undistributed realized gain (loss) on sales of investment
    securities                                                     (24,076)       (30,854)
-----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                   3,285             --
-----------------------------------------------------------------------------------------
                                                               $49,694,026    $56,880,192
=========================================================================================

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 1997
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Cash Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios: AIM Tax-Exempt Cash Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to earn the highest level of current income free from federal income taxes that is consistent with safety of principal and liquidity.
   The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations--The Fund invests only in securities which have maturities of 397 days or less from the date of purchase. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of premiums or original issue discounts.
B. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date, adjusted for amortization of premiums and discounts on investments, and is recorded on the accrual basis. Discounts, other than original issue, are amortized to unrealized appreciation for financial reporting purposes. It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly.

C. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $28,816 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.35% of the Fund's average daily net assets.
   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended September 30, 1997, the Fund reimbursed AIM $18,309 for such services.
   The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the six months ended September 30, 1997, the Fund paid AFS $17,636 for such services.
   The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") pursuant to which AIM Distributors serves as the distributor for the Fund. The Company has also adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the Fund whereby the Fund will pay AIM Distributors up to a maximum annual rate of 0.25% of the Fund's average daily net assets as compensation for services related to the sale and distribution of the Fund's shares. Currently, AIM Distributors has voluntarily elected to waive a portion of its compensation payable by the Fund such that the compensation paid pursuant to the Plan equals 0.10% per annum of the Fund's average daily net assets. During the six months ended September 30, 1997, AIM Distributors waived fees of $39,069. This waiver may be rescinded by AIM Distributors at any time without further notice to investors. The Plan provides that of the aggregate amount payable under the Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund in amounts of up to 0.25% of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions may be characterized as a service fee, and that payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Fund. As a result of AIM Distributors' waiver of compensation due from the Fund, payments to dealers and other financial institutions by that Fund will be limited to 0.10% of the Fund's average daily net assets. During the six months ended September 30, 1997, the Fund paid AIM Distributors $26,046 as compensation pursuant to the Plan.
   Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors. During the six months ended September 30, 1997, the Fund paid legal fees of $849 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Fund's Board of Directors. A member of that firm is a director of the Company.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-CAPITAL STOCK

Changes in capital stock outstanding during the six months ended September 30, 1997 and the year ended March 31, 1997:

                            SEPTEMBER 30, 1997              MARCH 31, 1997
                       ----------------------------   ---------------------------
                          SHARES          VALUE          SHARES         VALUE
                       ------------   -------------   ------------   ------------
Sold                     97,429,043   $  97,429,043     96,643,811   $ 96,643,811
---------------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends                 776,348         776,348        948,679        948,679
---------------------------------------------------------------------------------
Reacquired             (105,404,232)   (105,404,232)   (70,735,899)   (70,735,899)
---------------------------------------------------------------------------------
                         (7,198,841)  $  (7,198,841)    26,856,591   $ 26,856,591
=================================================================================

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of capital stock outstanding during the six months ended September 30, 1997, each of the years in the three-year period ended March 31, 1997, the three months ended March 31, 1994 and each of the years in the two-year period ended December 31, 1993.

                                                                         MARCH 31,                           DECEMBER 31,
                                       SEPTEMBER 30,   ----------------------------------------------    --------------------
                                           1997          1997        1996        1995          1994        1993      1992(a)
                                       -------------   --------    --------    --------      --------    --------    --------
Net asset value, beginning of period    $   1.00       $   1.00    $   1.00    $   1.00      $   1.00    $   1.00    $   1.00
-------------------------------------   --------       --------    --------    --------      --------    --------    --------
Income from investment operations:
    Net investment income                   0.02           0.03        0.03        0.03         0.004        0.02        0.02
-------------------------------------   --------       --------    --------    --------      --------    --------    --------
Less distributions:
    Dividends from net investment
      income                               (0.02)         (0.03)      (0.03)      (0.03)       (0.004)      (0.02)      (0.02)
-------------------------------------   --------       --------    --------    --------      --------    --------    --------
Net asset value, end of period          $   1.00       $   1.00    $   1.00    $   1.00      $   1.00    $   1.00    $   1.00
=====================================   ========       ========    ========    ========      ========    ========    ========
Total return                                3.13%(b)       2.82%       2.92%       2.54%         1.73%(b)    1.78%       2.42%
=====================================   ========       ========    ========    ========      ========    ========    ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s
  omitted)                              $ 49,694       $ 56,880    $ 30,014    $ 30,365      $ 33,658    $ 35,230    $ 41,291
=====================================   ========       ========    ========    ========      ========    ========    ========
Ratio of expenses to average net
  assets(c)                                 0.87%(d)       1.04%       1.05%       1.01%         1.00%(b)    1.00%       0.98%
=====================================   ========       ========    ========    ========      ========    ========    ========
Ratio of net investment income to
  average net assets(e)                     3.11%(d)       2.78%       2.97%       2.53%         1.75%(b)    1.76%       2.42%
=====================================   ========       ========    ========    ========      ========    ========    ========

(a) The Fund changed investment advisors on June 30, 1992.

(b) Annualized.

(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.02% (annualized), 1.19%, 1.20%, 1.16%, 1.14% (annualized), 1.36% and 1.00%
    for the six months ended 09/30/97 and the periods 1997 - 1992, respectively.

(d) Ratios are annualized and based on average daily net assets of $51,949,656.

(e) After fee waivers and/or expense reimbursements. Ratios of income to average net assets prior to fee waivers and/or expense reimbursements were 2.96% (annualized), 2.63%, 2.82%, 2.38%, 1.61% (annualized), 1.40% and 2.40% for the six months ended 09/30/97 and the periods 1997-1992, respectively.

                                                            Directors & Officers

BOARD OF DIRECTORS                            OFFICERS                                        OFFICE OF THE FUND

Charles T. Bauer                              Charles T. Bauer                                11 Greenway Plaza
Chairman                                      Chairman                                        Suite 100
A I M Management Group Inc.                                                                   Houston, TX 77046
                                              Robert H. Graham
Bruce L. Crockett                             President                                       INVESTMENT ADVISOR
Director, ACE Limited
Formerly Director, President, and             John J. Arthur                                  A I M Advisors, Inc.
Chief Executive Officer                       Senior Vice President and Treasurer             11 Greenway Plaza
COMSTAT Corporation                                                                           Suite 100
                                              Gary T. Crum                                    Houston, TX 77046
Owen Daly II                                  Senior Vice President
Director                                                                                      TRANSFER AGENT
Cortland Trust Inc.                           Carol F. Relihan
                                              Senior Vice President and Secretary             A I M Fund Services, Inc.
Jack Fields                                                                                   P.O. Box 4739
Formerly Member of the                        Dana R. Sutton                                  Houston, TX 77210-4739
U.S. House of Representatives                 Vice President
                                              and Assistant Treasurer                         CUSTODIAN
Carl Frischling
Partner                                       Stuart W. Coco                                  The Bank of New York
Kramer, Levin, Naftalis & Frankel             Vice President                                  90 Washington Street, 11th Floor
                                                                                              New York, NY 10286
Robert H. Graham                              Melville B. Cox
President and Chief Executive Officer         Vice President                                  COUNSEL TO THE FUND
A I M Management Group Inc.
                                              Karen Dunn Kelly                                Ballard Spahr
John F. Kroeger                               Vice President                                  Andrews & Ingersoll
Formerly Consultant                                                                           1735 Market Street
Wendell & Stockel Associates, Inc.            P. Michelle Grace                               Philadelphia, PA 19103
                                              Assistant Secretary
Lewis F. Pennock                                                                              COUNSEL TO THE DIRECTORS
Attorney                                      Nancy L. Martin
                                              Assistant Secretary                             Kramer, Levin, Naftalis & Frankel
Ian W. Robinson                                                                               919 Third Avenue
Consultant; Formerly Executive                Ofelia M. Mayo                                  New York, NY 10022
Vice President and                            Assistant Secretary
Chief Financial Officer                                                                       DISTRIBUTOR
Bell Atlantic Management                      Kathleen J. Pflueger
Services, Inc.                                Assistant Secretary                             A I M Distributors, Inc.
                                                                                              11 Greenway Plaza
Louis S. Sklar                                Samuel D. Sirko                                 Suite 100
Executive Vice President                      Assistant Secretary                             Houston, TX 77046
Hines Interests
Limited Partnership                           Stephen I. Winer
                                              Assistant Secretary

















This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                                       THE AIM FAMILY OF FUNDS--Registered Trademark--

                                                                       AGGRESSIVE GROWTH
                                                                       AIM Aggressive Growth Fund*
                                                                       AIM Capital Development Fund
                                                                       AIM Constellation Fund
                                                                       AIM Global Aggressive Growth Fund

                                                                       GROWTH OF CAPITAL
                                                                       AIM Advisor International Value Fund
                 [PHOTO OF                                             AIM Blue Chip Fund
              11 GREENWAY PLAZA                                        AIM Global Growth Fund
               APPEARS HERE]                                           AIM Growth Fund
                                                                       AIM International Equity Fund
                                                                       AIM Value Fund
                                                                       AIM Weingarten Fund

                                                                       GROWTH AND INCOME OR INCOME WITH CAPITAL GROWTH
                                                                       AIM Advisor Flex Fund
                                                                       AIM Advisor Large Cap Value Fund
                                                                       AIM Advisor MultiFlex Fund
                                                                       AIM Advisor Real Estate Fund
                                                                       AIM Balanced Fund
                                                                       AIM Charter Fund
                                                                       AIM Global Utilities Fund

                                                                       HIGH CURRENT INCOME OR CURRENT INCOME
                                                                       AIM High Yield Fund
                                                                       AIM Global Income Fund
                                                                       AIM Income Fund

                                                                       CURRENT TAX-FREE INCOME
                                                                       AIM Municipal Bond Fund
                                                                       AIM Tax-Exempt Bond Fund of Connecticut
                                                                       AIM Tax-Free Intermediate Fund

                                                                       CURRENT INCOME AND HIGH DEGREE OF SAFETY
                                                                       AIM Intermediate Government Fund
                                                                       AIM Limited Maturity Treasury Shares
                                                                       AIM Money Market Fund
                                                                       AIM Tax-Exempt Cash Fund

A I M Management Group Inc. has provided leadership in the             *AIM Aggressive Growth Fund was closed to new investors on
mutual fund industry since 1976 and managed approximately              June 5, 1997.  For more complete information about any AIM
$82 billion in assets for more than 3.6 million shareholders,          Fund(s), including sales charges and expenses, ask your
including individual investors, corporate clients, and financial       financial consultant or securities dealer for a free
institutions, as of September 30, 1997. The AIM Family of              prospectus(es). Please read the prospectus(es) carefully
Funds--Registered Trademark-- is distributed nationwide, and           before you invest or send money.
AIM today ranks among the nation's top 15 mutual fund
companies in assets under management, according to Lipper                             INVEST WITH DISCIPLINE-SM-
Analytical Services, Inc.

[AIM LOGO APPEARS HERE]                                                                        -----------------
                                                                                                  BULK RATE
A I M Distributors, Inc.                                                                         U.S. POSTAGE
11 Greenway Plaza, Suite 100                                                                         PAID
Houston, TX 77046                                                                                 HOUSTON, TX
                                                                                                Permit No. 1919
                                                                                               -----------------



